Income and Expenses - Summary of Compensation and Employee Benefits (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Salaries and other employee benefits	₱ 21,676	₱ 20,856	₱ 19,931
Net pension benefit costs	2,213	2,218	1,018
Incentive plan (Note 26)	1,186	1,134	638
Manpower rightsizing program, or MRP (Note 5)	269	2,625	3,296
Total compensation and employee benefits	₱ 25,344	₱ 26,833	₱ 24,883